UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22444

Western Asset High Yield Defined Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, New York 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)777-0102

Date of fiscal year end: August 31

Date of reporting period: November 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

FORM N-Q

NOVEMBER 30, 2016

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 88.1%
CONSUMER DISCRETIONARY - 17.2%
Auto Components - 0.7%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	790,000	$760,375	(a)
IHO Verwaltungs GmbH, Senior Secured Bonds	4.750%	9/15/26	380,000	362,900	(a)(b)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	1,350,000	1,357,594	(a)

Total Auto Components				2,480,869

Diversified Consumer Services - 1.3%
Cengage Learning Inc., Senior Notes	9.500%	6/15/24	1,780,000	1,561,950	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	9.250%	5/15/23	1,390,000	1,497,725	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	1,030,000	1,199,950
StoneMor Partners LP/Cornerstone Family Services of WV, Senior Notes	7.875%	6/1/21	760,000	710,600

Total Diversified Consumer Services				4,970,225

Hotels, Restaurants & Leisure - 4.0%
Bossier Casino Venture Holdco Inc., Senior Secured Bonds	14.000%	2/9/18	1,134,159	1,134,159	(a)(b)(c)
Brinker International Inc., Senior Notes	5.000%	10/1/24	1,460,000	1,463,650	(a)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	820,000	891,750
CCM Merger Inc., Senior Notes	9.125%	5/1/19	1,018,000	1,057,234	(a)
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	1,200,000	1,209,000
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes	10.500%	7/1/19	890,000	912,250	(a)
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	500,000	525,625	(a)
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Senior Secured Notes	6.750%	11/15/21	1,720,000	1,728,600	(a)
Landry’s Inc., Senior Notes	6.750%	10/15/24	900,000	902,250	(a)
MGM Resorts International, Senior Notes	4.625%	9/1/26	970,000	928,775
Mohegan Tribal Gaming Authority, Senior Notes	7.875%	10/15/24	900,000	904,500	(a)
Scientific Games International Inc., Senior Secured Notes	7.000%	1/1/22	430,000	455,800	(a)
Viking Cruises Ltd., Senior Notes	8.500%	10/15/22	2,840,000	2,903,900	(a)

Total Hotels, Restaurants & Leisure				15,017,493

Household Durables - 1.4%
Century Intermediate Holding Co. 2, Senior Notes	9.750%	2/15/19	1,630,000	1,660,562	(a)(b)
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	6.125%	4/1/25	1,350,000	1,316,250	(a)
William Lyon Homes Inc., Senior Notes	8.500%	11/15/20	950,000	992,750
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	250,000	260,625
Woodside Homes Co., LLC/Woodside Homes Finance Inc., Senior Notes	6.750%	12/15/21	810,000	773,550	(a)

Total Household Durables				5,003,737

Leisure Products - 0.3%
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	1,070,000	898,800	(a)

Media - 7.4%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.750%	2/15/26	1,960,000	2,018,800	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	3,010,000	3,147,385	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	640,000	721,535	(a)
DISH DBS Corp., Senior Notes	5.875%	7/15/22	280,000	290,500
DISH DBS Corp., Senior Notes	5.875%	11/15/24	220,000	223,850
DISH DBS Corp., Senior Notes	7.750%	7/1/26	30,000	33,188
Gray Television Inc., Senior Notes	5.875%	7/15/26	90,000	86,147	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
iHeartCommunications Inc., Senior Notes	14.000%	2/1/21	2,829,919	$1,139,042	(b)
Lions Gate Entertainment Corp., Senior Notes	5.875%	11/1/24	380,000	380,000	(a)
MDC Partners Inc., Senior Notes	6.500%	5/1/24	1,100,000	950,125	(a)
SFR Group SA, Senior Secured Bonds	6.250%	5/15/24	2,730,000	2,709,525	(a)
SFR Group SA, Senior Secured Notes	7.375%	5/1/26	4,300,000	4,305,375	(a)
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	550,000	621,089
Univision Communications Inc., Senior Secured Notes	6.750%	9/15/22	2,514,000	2,614,560	(a)
Univision Communications Inc., Senior Secured Notes	5.125%	2/15/25	640,000	608,800	(a)
Viacom Inc., Senior Notes	4.375%	3/15/43	2,140,000	1,885,687
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	2,260,000	2,320,726	(a)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	1,750,000	1,765,313	(a)
Ziggo Secured Finance BV, Senior Secured Notes	5.500%	1/15/27	1,930,000	1,857,625	(a)

Total Media				27,679,272

Multiline Retail - 0.4%
Neiman Marcus Group LLC, Senior Secured Notes	7.125%	6/1/28	270,000	247,050
Neiman Marcus Group Ltd. LLC, Senior Notes	8.000%	10/15/21	170,000	134,300	(a)
Neiman Marcus Group Ltd. LLC, Senior Notes	8.750%	10/15/21	1,440,000	1,094,400	(a)(b)

Total Multiline Retail				1,475,750

Specialty Retail - 1.7%
GameStop Corp., Senior Notes	6.750%	3/15/21	730,000	732,737	(a)
Guitar Center Inc., Senior Secured Bonds	6.500%	4/15/19	2,730,000	2,422,875	(a)
Hot Topic Inc., Senior Secured Notes	9.250%	6/15/21	660,000	696,300	(a)
L Brands Inc., Debentures	6.950%	3/1/33	380,000	376,200
L Brands Inc., Senior Notes	6.875%	11/1/35	770,000	773,850
L Brands Inc., Senior Notes	7.600%	7/15/37	20,000	20,200
PetSmart Inc., Senior Notes	7.125%	3/15/23	430,000	441,288	(a)
ServiceMaster Co., LLC, Senior Notes	5.125%	11/15/24	940,000	944,700	(a)

Total Specialty Retail				6,408,150

TOTAL CONSUMER DISCRETIONARY				63,934,296

CONSUMER STAPLES - 4.2%
Beverages - 0.8%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	1,120,000	1,047,200	(a)
Cott Beverages Inc., Senior Notes	6.750%	1/1/20	910,000	943,556
DS Services of America Inc., Secured Notes	10.000%	9/1/21	1,000,000	1,105,000	(a)

Total Beverages				3,095,756

Food & Staples - 0.2%
FAGE International SA/FAGE USA Dairy Industry Inc., Senior Notes	5.625%	8/15/26	650,000	651,625	(a)

Food & Staples Retailing - 0.4%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	1,550,000	1,462,813	(a)

Food Products - 1.9%
Dole Food Co. Inc., Senior Secured Notes	7.250%	5/1/19	580,000	587,250	(a)
Lamb Weston Holdings Inc., Senior Notes	4.625%	11/1/24	1,260,000	1,257,637	(a)
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	720,000	718,200	(a)
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	1,330,000	1,333,325	(a)
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	3,140,000	3,187,100	(a)

Total Food Products				7,083,512

Household Products - 0.3%
Central Garden & Pet Co., Senior Notes	6.125%	11/15/23	570,000	597,075
Spectrum Brands Inc., Senior Notes	6.625%	11/15/22	460,000	489,900

Total Household Products				1,086,975

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Tobacco - 0.6%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	1,820,000	$1,521,975
Alliance One International Inc., Senior Secured Notes	8.500%	4/15/21	560,000	565,600	(a)

Total Tobacco				2,087,575

TOTAL CONSUMER STAPLES				15,468,256

ENERGY - 16.2%
Energy Equipment & Services - 1.1%
CGG, Senior Notes	6.500%	6/1/21	1,480,000	621,600
Ensco PLC, Senior Notes	4.700%	3/15/21	190,000	170,525
Ensco PLC, Senior Notes	5.750%	10/1/44	1,130,000	745,800
KCA Deutag UK Finance PLC, Senior Secured Notes	7.250%	5/15/21	440,000	372,900	(a)
Pride International Inc., Senior Notes	6.875%	8/15/20	280,000	286,020
Pride International Inc., Senior Notes	7.875%	8/15/40	1,680,000	1,441,994
Sierra Hamilton LLC/Sierra Hamilton Finance Inc., Senior Secured Notes	12.250%	12/15/18	1,140,000	485,070	(a)(c)

Total Energy Equipment & Services				4,123,909

Oil, Gas & Consumable Fuels - 15.1%
Berry Petroleum Co., Senior Notes	6.750%	11/1/20	640,000	361,600	*(d)
Berry Petroleum Co., Senior Notes	6.375%	9/15/22	1,571,000	879,760	*(d)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	1,920,000	1,881,600	(a)
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Secured Notes	11.500%	1/15/21	910,000	1,039,675	(a)
Carrizo Oil & Gas Inc., Senior Notes	7.500%	9/15/20	780,000	809,250
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	1,960,000	1,842,400
Chesapeake Energy Corp., Senior Notes	4.875%	4/15/22	3,320,000	2,846,900
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	320,000	276,800
Continental Resources Inc., Senior Notes	5.000%	9/15/22	310,000	310,388
Continental Resources Inc., Senior Notes	3.800%	6/1/24	230,000	213,900
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,090,000	931,950
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Senior Notes	6.125%	3/1/22	1,280,000	1,299,200
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,500,000	1,235,250
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	9.375%	5/1/20	820,000	691,096
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	6.375%	6/15/23	2,080,000	1,466,400
EP Energy LLC/Everest Acquisition Finance Inc., Senior Secured Notes	8.000%	11/29/24	370,000	381,563	(a)
Freeport-McMoRan Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.125%	6/15/19	280,000	289,100
Freeport-McMoRan Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.750%	2/1/22	320,000	333,400
Freeport-McMoRan Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.875%	2/15/23	1,030,000	1,107,250
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	4,090,000	3,923,844	(a)
Holly Energy Partners LP/Holly Energy Finance Corp., Senior Notes	6.000%	8/1/24	300,000	313,500	(a)
Kinder Morgan Inc., Medium-Term Notes	7.750%	1/15/32	810,000	961,617
Laredo Petroleum Inc., Senior Notes	7.375%	5/1/22	410,000	428,450
Magnum Hunter Resources Corp. Escrow	—	—	3,530,000	0	*(c)(e)
MEG Energy Corp., Senior Notes	6.500%	3/15/21	2,310,000	2,090,550	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	350,000	307,125	(a)
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	740,000	529,100	(a)
NGL Energy Partners LP/NGL Energy Finance Corp., Senior Notes	7.500%	11/1/23	850,000	852,125	(a)
NGPL PipeCo LLC, Senior Secured Notes	7.768%	12/15/37	790,000	829,500	(a)
Oasis Petroleum Inc., Senior Notes	7.250%	2/1/19	1,490,000	1,519,800
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	2,140,000	2,172,100
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	1,553,000	1,599,590
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	3,790,000	3,120,875

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Rice Energy Inc., Senior Notes	7.250%	5/1/23	1,490,000		$1,571,950
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	570,000		581,400	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	590,000		601,800	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	1,480,000		1,568,800
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	860,000		821,300
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	4,020,000		3,537,600
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	650,000		531,375	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.125%	2/1/25	780,000		771,716	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	820,000		811,800	(a)
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.125%	10/15/21	120,000		125,625
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.375%	5/1/24	340,000		368,050
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	5.250%	1/15/25	880,000		893,200
Ultrapar International SA, Senior Notes	5.250%	10/6/26	1,090,000		1,079,100	(a)
Whiting Petroleum Corp., Senior Notes	5.000%	3/15/19	770,000		764,225
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	1,750,000		1,717,188
Williams Cos. Inc., Debentures	7.500%	1/15/31	330,000		365,475
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	430,000		407,425
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	530,000		519,400
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,620,000		1,539,000
WPX Energy Inc., Senior Notes	7.500%	8/1/20	270,000		286,200
WPX Energy Inc., Senior Notes	8.250%	8/1/23	430,000		476,225

Total Oil, Gas & Consumable Fuels					56,184,512

TOTAL ENERGY					60,308,421

FINANCIALS - 10.3%
Banks - 6.7%
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	1,120,000		1,166,984	(f)(g)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	1,550,000		1,917,830	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,950,000		2,144,269
Barclays PLC, Junior Subordinated Bonds	8.250%	12/15/18	340,000		346,995	(f)(g)
BNP Paribas SA, Junior Subordinated Notes	7.375%	8/19/25	810,000		806,962	(a)(f)(g)
CIT Group Inc., Senior Notes	5.000%	8/15/22	110,000		114,813
CIT Group Inc., Senior Notes	5.000%	8/1/23	360,000		371,700
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	3,080,000		3,056,900	(f)(g)
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	660,000		731,049	(a)(f)(g)
Credit Agricole SA, Junior Subordinated Notes	8.125%	12/23/25	1,330,000		1,382,156	(a)(f)(g)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	290,000		280,938	(f)(g)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	3/30/25	860,000		841,725	(f)(g)
JPMorgan Chase & Co., Junior Subordinated Bonds	6.000%	8/1/23	530,000		528,940	(f)(g)
JPMorgan Chase & Co., Junior Subordinated Notes	6.100%	10/1/24	1,000,000		1,005,000	(f)(g)
M&T Bank Corp., Junior Subordinated Bonds	6.875%	12/15/16	1,170,000		1,175,440	(f)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes	8.625%	8/15/21	610,000		601,612	(f)(g)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes, Medium-Term Notes	7.640%	9/30/17	7,000,000		6,470,800	(f)(g)
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	350,000		385,797
Royal Bank of Scotland PLC, Subordinated Notes	13.125%	3/19/22	2,030,000	AUD	1,542,937	(g)(h)

Total Banks					24,872,847

Capital Markets - 0.7%
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	460,000		462,168
Donnelley Financial Solutions Inc., Senior Notes	8.250%	10/15/24	890,000		907,800	(a)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	1,080,000		1,116,720

Total Capital Markets					2,486,688

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Consumer Finance - 0.9%
Navient Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	920,000		$993,600
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	2,630,000		2,169,750	(a)

Total Consumer Finance					3,163,350

Diversified Financial Services - 1.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Bonds	4.625%	7/1/22	360,000		373,500
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	1,900,000		1,936,856
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	130,000		140,244
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	3,140,000		3,681,650
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	310,000		339,537

Total Diversified Financial Services					6,471,787

Insurance - 0.3%
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	620,000		616,900	(a)
Genworth Holdings Inc., Senior Notes	4.900%	8/15/23	760,000		630,800

Total Insurance					1,247,700

TOTAL FINANCIALS					38,242,372

HEALTH CARE - 6.8%
Biotechnology - 0.2%
AMAG Pharmaceuticals Inc., Senior Notes	7.875%	9/1/23	660,000		630,300	(a)

Health Care Equipment & Supplies - 1.5%
ConvaTec Healthcare E SA, Senior Notes	10.875%	12/15/18	1,530,000	EUR	1,633,732	(a)
DJO Finance LLC/DJO Finance Corp., Secured Notes	10.750%	4/15/20	750,000		620,625
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	1,190,000		1,044,225	(a)
Greatbatch Ltd., Senior Notes	9.125%	11/1/23	780,000		764,400	(a)
Immucor Inc., Senior Notes	11.125%	8/15/19	900,000		828,000
Kinetic Concepts Inc./KCI USA Inc., Senior Secured Notes	7.875%	2/15/21	720,000		761,400	(a)

Total Health Care Equipment & Supplies					5,652,382

Health Care Providers & Services - 4.2%
BioScrip Inc., Senior Notes	8.875%	2/15/21	2,000,000		1,545,000
Centene Corp., Senior Notes	5.625%	2/15/21	630,000		650,475
Centene Corp., Senior Notes	4.750%	5/15/22	410,000		405,900
Centene Corp., Senior Notes	6.125%	2/15/24	370,000		376,882
Centene Corp., Senior Notes	4.750%	1/15/25	470,000		451,200
DaVita Inc., Senior Notes	5.750%	8/15/22	1,400,000		1,457,750
DaVita Inc., Senior Notes	5.125%	7/15/24	890,000		880,544
DaVita Inc., Senior Notes	5.000%	5/1/25	1,570,000		1,534,675
HCA Inc., Debentures	7.500%	11/15/95	1,000,000		990,000
IASIS Healthcare LLC/IASIS Capital Corp., Senior Notes	8.375%	5/15/19	1,750,000		1,540,000
MPH Acquisition Holdings LLC, Senior Notes	7.125%	6/1/24	390,000		410,962	(a)
Synlab Unsecured Bondco PLC, Senior Bonds	8.250%	7/1/23	480,000	EUR	548,709	(h)
Tenet Healthcare Corp., Secured Notes	7.500%	1/1/22	510,000		525,619	(a)
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	2,790,000		2,566,800
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	1,600,000		1,531,200

Total Health Care Providers & Services					15,415,716

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Pharmaceuticals - 0.9%
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	890,000		$752,050	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.000%	10/1/20	310,000		269,700	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.375%	10/15/20	280,000		239,400	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.500%	7/15/21	1,700,000		1,442,875	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.250%	7/15/22	900,000		742,500	(a)

Total Pharmaceuticals					3,446,525

TOTAL HEALTH CARE					25,144,923

INDUSTRIALS - 8.9%
Aerospace & Defense - 0.9%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	1,900,000		1,866,750	(a)
Heligear Acquisition Co., Senior Secured Bonds	10.250%	10/15/19	620,000		649,450	(a)
LMI Aerospace Inc., Secured Notes	7.375%	7/15/19	730,000		731,825

Total Aerospace & Defense					3,248,025

Air Freight & Logistics - 0.5%
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	880,000		914,100	(a)
XPO Logistics Inc., Senior Notes	6.125%	9/1/23	810,000		830,250	(a)

Total Air Freight & Logistics					1,744,350

Airlines - 0.3%
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	958,535		1,091,531

Building Products - 0.2%
Standard Industries Inc., Senior Notes	5.500%	2/15/23	540,000		557,550	(a)

Commercial Services & Supplies - 1.8%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	540,000		502,200	(a)
GFL Environmental Inc., Senior Notes	9.875%	2/1/21	1,000,000		1,090,000	(a)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	800,000		752,000
United Rentals North America Inc., Senior Notes	7.625%	4/15/22	751,000		797,938
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	740,000		740,777
West Corp., Senior Notes	5.375%	7/15/22	2,990,000		2,881,612	(a)

Total Commercial Services & Supplies					6,764,527

Construction & Engineering - 0.8%
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/21	860,000		933,100	(a)
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	8.875%	4/15/19	1,016,164		914,548	(a)(b)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	530,000		531,325	(a)
Modular Space Corp., Secured Notes	10.250%	1/31/19	1,321,000		706,735	*(a)(d)

Total Construction & Engineering					3,085,708

Electrical Equipment - 0.5%
Interface Grand Master Holdings Inc., Senior Notes	19.000%	8/15/19	705,353		684,192	(b)(c)
International Wire Group Inc., Senior Notes	10.750%	8/1/21	550,000		514,938	(a)
NES Rentals Holdings Inc., Senior Secured Notes	7.875%	5/1/18	590,000		587,050	(a)
Trionista TopCo GmbH, Senior Subordinated Notes	6.875%	4/30/21	150,000	EUR	167,952	(a)

Total Electrical Equipment					1,954,132

Machinery - 1.2%
Allison Transmission Inc., Senior Bonds	5.000%	10/1/24	1,160,000		1,171,600	(a)
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	1,040,000		826,800	(a)
DH Services Luxembourg Sarl, Senior Notes	7.750%	12/15/20	2,310,000		2,404,826	(a)
SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	150,000		130,500	(a)

Total Machinery					4,533,726

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Marine - 0.6%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	2,670,000	$2,209,425	(a)
Ultrapetrol Bahamas Ltd., Senior Secured Notes	8.875%	6/15/21	1,010,000	207,050	*(d)

Total Marine				2,416,475

Road & Rail - 1.2%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	2,280,000	2,097,600	(a)
Florida East Coast Holdings Corp., Senior Notes	9.750%	5/1/20	1,430,000	1,462,175	(a)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	970,000	1,003,950	(a)

Total Road & Rail				4,563,725

Trading Companies & Distributors - 0.5%
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	1,870,000	1,977,525

Transportation - 0.4%
Jack Cooper Enterprises Inc., Senior Notes	10.500%	3/15/19	3,111,765	357,853	(a)(b)
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes	10.000%	2/15/18	1,518,150	956,434	(a)(b)

Total Transportation				1,314,287

TOTAL INDUSTRIALS				33,251,561

INFORMATION TECHNOLOGY - 1.3%
Electronic Equipment, Instruments & Components - 0.1%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	500,000	498,125

Internet Software & Services - 0.1%
Match Group Inc., Senior Notes	6.375%	6/1/24	490,000	519,400

IT Services - 0.1%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	430,000	202,100	(a)

Technology Hardware, Storage & Peripherals - 1.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Notes	7.125%	6/15/24	520,000	568,528	(a)
Seagate HDD Cayman, Senior Bonds	4.750%	6/1/23	720,000	699,750
Seagate HDD Cayman, Senior Bonds	4.750%	1/1/25	2,350,000	2,192,844
Seagate HDD Cayman, Senior Bonds	4.875%	6/1/27	210,000	184,468

Total Technology Hardware, Storage & Peripherals				3,645,590

TOTAL INFORMATION TECHNOLOGY				4,865,215

MATERIALS - 9.0%
Chemicals - 1.8%
Axalta Coating Systems LLC, Senior Notes	4.875%	8/15/24	710,000	708,225	(a)
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	910,000	964,600	(a)
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	691,711	666,636	(a)(b)
Kissner Holdings LP/Kissner Milling Co., Ltd./BSC Holding Inc./Kissner USA, Senior Secured Notes	8.375%	12/1/22	1,340,000	1,336,650	(a)
PQ Corp., Senior Secured Notes	6.750%	11/15/22	350,000	371,000	(a)
Rain CII Carbon LLC/CII Carbon Corp., Senior Secured Notes	8.000%	12/1/18	1,880,000	1,870,600	(a)
Valvoline Inc., Senior Notes	5.500%	7/15/24	900,000	934,875	(a)

Total Chemicals				6,852,586

Construction Materials - 0.3%
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	970,000	763,875	(a)
NWH Escrow Corp., Senior Secured Notes	7.500%	8/1/21	390,000	305,175	(a)

Total Construction Materials				1,069,050

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - 2.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	7.250%	5/15/24	830,000	$870,463	(a)
BWAY Holding Co., Senior Notes	9.125%	8/15/21	1,750,000	1,828,750	(a)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	710,000	701,125	(a)
Pactiv LLC, Senior Bonds	8.375%	4/15/27	2,280,000	2,513,700
Pactiv LLC, Senior Notes	7.950%	12/15/25	410,000	444,850
PaperWorks Industries Inc., Senior Secured Notes	9.500%	8/15/19	840,000	693,000	(a)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Notes	7.000%	7/15/24	1,940,000	2,051,550	(a)

Total Containers & Packaging				9,103,438

Metals & Mining - 4.5%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	500,000	537,500	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	1,130,000	1,200,625	(a)
Anglo American Capital PLC, Senior Notes	3.625%	5/14/20	430,000	432,150	(a)
Anglo American Capital PLC, Senior Notes	4.125%	4/15/21	250,000	251,875	(a)
Anglo American Capital PLC, Senior Notes	4.875%	5/14/25	860,000	877,200	(a)
ArcelorMittal SA, Senior Notes	8.000%	10/15/39	2,020,000	2,146,250
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	460,000	464,600	(a)
Coeur Mining Inc., Senior Notes	7.875%	2/1/21	640,000	667,200
FMG Resources (August 2006) Pty Ltd., Senior Secured Notes	9.750%	3/1/22	520,000	602,472	(a)
Freeport-McMoRan Inc., Senior Notes	3.100%	3/15/20	10,000	9,875
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	450,000	443,250
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	310,000	294,965
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	380,000	359,100
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	530,000	455,800
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	1,229,243	49,170	*(a)(d)
Mirabela Nickel Ltd., Subordinated Notes	1.000%	9/10/44	13,552	0	(a)(b)(c)(e)
Steel Dynamics Inc., Senior Notes	5.000%	12/15/26	616,000	620,620
Teck Resources Ltd., Senior Notes	3.000%	3/1/19	1,340,000	1,336,650
Teck Resources Ltd., Senior Notes	8.000%	6/1/21	650,000	715,585	(a)
Teck Resources Ltd., Senior Notes	8.500%	6/1/24	1,970,000	2,304,900	(a)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,220,000	2,148,782
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	750,000	714,060

Total Metals & Mining				16,632,629

TOTAL MATERIALS				33,657,703

REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Care Capital Properties LP, Senior Notes	5.125%	8/15/26	410,000	395,146	(a)
Communications Sales & Leasing Inc., Senior Secured Notes	6.000%	4/15/23	820,000	852,800	(a)
CoreCivic Inc., Senior Notes	4.125%	4/1/20	130,000	129,675
CoreCivic Inc., Senior Notes	5.000%	10/15/22	630,000	625,275
CoreCivic Inc., Senior Notes	4.625%	5/1/23	170,000	166,175
GEO Group Inc., Senior Notes	6.000%	4/15/26	810,000	781,650
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer Inc., Senior Notes	4.500%	9/1/26	750,000	721,875	(a)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	6.375%	3/1/24	430,000	442,900

Total Equity Real Estate Investment Trusts (REITs)				4,115,496

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Real Estate Management & Development - 1.1%
Caesars Entertainment Resort Properties LLC, Secured Notes	11.000%	10/1/21	1,410,000	$1,540,425
Caesars Entertainment Resort Properties LLC, Senior Secured Notes	8.000%	10/1/20	1,170,000	1,228,500
Greystar Real Estate Partners LLC, Senior Secured Notes	8.250%	12/1/22	1,310,000	1,424,625	(a)

Total Real Estate Management & Development				4,193,550

TOTAL REAL ESTATE				8,309,046

TELECOMMUNICATION SERVICES - 10.1%
Diversified Telecommunication Services - 4.1%
CenturyLink Inc., Senior Notes	7.650%	3/15/42	2,370,000	2,018,055
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	800,000	813,000	(a)
Frontier Communications Corp., Senior Notes	11.000%	9/15/25	1,080,000	1,086,750
Intelsat Jackson Holdings SA, Senior Notes	7.250%	4/1/19	500,000	395,000
Intelsat Jackson Holdings SA, Senior Notes	7.250%	10/15/20	1,260,000	924,525
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	360,000	262,573
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	1,530,000	1,549,125	(a)
Level 3 Financing Inc., Senior Notes	6.125%	1/15/21	520,000	538,850
Level 3 Financing Inc., Senior Notes	5.250%	3/15/26	850,000	837,250	(a)
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	2,460,000	707,250	*(a)(d)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	2,630,000	2,600,413	(a)
Windstream Services LLC, Senior Notes	7.750%	10/15/20	1,900,000	1,942,750
Windstream Services LLC, Senior Notes	7.750%	10/1/21	1,460,000	1,460,000
Windstream Services LLC, Senior Notes	6.375%	8/1/23	130,000	113,750

Total Diversified Telecommunication Services				15,249,291

Wireless Telecommunication Services - 6.0%
Altice Financing SA, Senior Secured Bonds	7.500%	5/15/26	2,530,000	2,571,113	(a)
CSC Holdings LLC, Senior Notes	10.125%	1/15/23	200,000	231,000	(a)
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	1,190,000	1,288,175	(a)
CSC Holdings LLC, Senior Notes	10.875%	10/15/25	1,070,000	1,249,225	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	4,288,000	4,135,347
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	130,000	136,825
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	2,220,000	2,444,775	(a)
Sprint Communications Inc., Senior Notes	7.000%	8/15/20	420,000	436,800
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	1,452,000	1,742,400
Sprint Corp., Senior Notes	7.875%	9/15/23	3,160,000	3,270,600
T-Mobile USA Inc., Senior Notes	6.542%	4/28/20	450,000	465,047
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	2,730,000	3,026,958	(a)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	800,000	892,000	(h)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	520,000	579,800	(a)

Total Wireless Telecommunication Services				22,470,065

TOTAL TELECOMMUNICATION SERVICES				37,719,356

UTILITIES - 1.9%
Electric Utilities - 1.1%
FirstEnergy Corp., Notes	7.375%	11/15/31	1,260,000	1,578,871
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.681%	7/2/26	2,220,000	1,467,975
Red Oak Power LLC, Secured Notes	9.200%	11/30/29	1,000,000	1,043,750

Total Electric Utilities				4,090,596

Independent Power and Renewable Electricity Producers - 0.8%
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	3,624,375	3,058,066

TOTAL UTILITIES				7,148,662

TOTAL CORPORATE BONDS & NOTES (Cost - $320,021,549)				328,049,811

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4%
Commercial Mortgage Trust, 2015-LC21 E	3.250%	7/10/48	900,000	$476,418	(a)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 E	4.772%	8/15/48	700,000	444,017	(a)(g)
Wells Fargo Commercial Mortgage Trust, 2015-C28 E	3.000%	5/15/48	800,000	435,538	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,589,458)				1,355,973

CONVERTIBLE BONDS & NOTES - 0.7%
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
DISH Network Corp., Senior Notes	3.375%	8/15/26	720,000	808,200	(a)

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp., Senior Notes	5.500%	9/15/26	1,110,000	1,179,375	(a)

MATERIALS - 0.2%
Chemicals - 0.1%
Hercules LLC, Junior Subordinated Bonds	6.500%	6/30/29	340,000	331,500

Metals & Mining - 0.1%
Mirabela Nickel Ltd., Senior Secured Bonds	9.500%	6/24/19	1,035,415	212,260	(a)(b)

TOTAL MATERIALS				543,760

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $3,104,472)				2,531,335

SENIOR LOANS - 2.0%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.3%
Equinox Holdings Inc., Second Lien Term Loan	9.750%	7/31/20	1,050,000	1,054,758	(i)(j)

Specialty Retail - 0.2%
Spencer Gifts LLC, Second Lien Term Loan	9.250%	6/29/22	900,000	742,500	(i)(j)

TOTAL CONSUMER DISCRETIONARY				1,797,258

ENERGY - 0.6%
Energy Equipment & Services - 0.2%
Hercules Offshore LLC, Exit Term Loan	10.500%	5/6/20	937,022	904,039	(c)(i)(j)

Oil, Gas & Consumable Fuels - 0.4%
Chesapeake Energy Corp., Term Loan	8.500%	8/23/21	590,000	627,465	(i)(j)
Magnum Hunter Resources Inc., Exit Term Loan	8.000%	5/6/19	343,781	342,922	(i)(j)
Westmoreland Coal Co., Term Loan B	7.500%	12/16/20	452,331	396,638	(i)(j)

Total Oil, Gas & Consumable Fuels				1,367,025

TOTAL ENERGY				2,271,064

HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.1%
Lantheus Medical Imaging Inc., Term Loan	7.000%	6/30/22	443,483	437,570	(i)(j)

Health Care Providers & Services - 0.3%
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	1,026,667	1,018,966	(i)(j)

TOTAL HEALTH CARE				1,456,536

INFORMATION TECHNOLOGY - 0.2%
Internet Software & Services - 0.2%
Ancestry.com Operations Inc., Second Lien Term Loan	9.250%	10/11/24	820,000	832,300	(i)(j)

UTILITIES - 0.3%
Electric Utilities - 0.3%
Panda Temple II Power LLC, New Term Loan B	7.250%	4/3/19	228,045	212,082	(i)(j)
Panda Temple Power LLC, 2015 Term Loan B	7.250%	3/4/22	975,150	867,883	(i)(j)

TOTAL UTILITIES				1,079,965

TOTAL SENIOR LOANS (Cost - $7,705,345)				7,437,123

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 2.8%
Argentina - 1.2%
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	2,600,000		$2,554,500	(a)
Republic of Argentina, Senior Notes	6.875%	4/22/21	560,000		585,200	(a)
Republic of Argentina, Senior Notes	7.625%	4/22/46	1,290,000		1,231,950	(a)

Total Argentina					4,371,650

Brazil - 0.4%
Federative Republic of Brazil, Notes	10.000%	1/1/23	6,200,000	BRL	1,700,980

Ecuador - 0.5%
Republic of Ecuador, Senior Bonds	10.500%	3/24/20	750,000		787,500	(a)
Republic of Ecuador, Senior Bonds	10.750%	3/28/22	750,000		789,375	(a)
Republic of Ecuador, Senior Bonds	7.950%	6/20/24	290,000		268,250	(h)

Total Ecuador					1,845,125

Russia - 0.7%
Russian Federal Bond, Bonds	8.150%	2/3/27	110,000,000	RUB	1,665,053
Russian Federal Bond, Bonds	7.050%	1/19/28	57,840,000	RUB	799,387

Total Russia					2,464,440

TOTAL SOVEREIGN BONDS (Cost - $10,713,050)					10,382,195

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.5%
U.S. Government Obligations - 1.5%
U.S. Treasury Bonds	2.250%	8/15/46	3,000,000		2,538,867
U.S. Treasury Notes	1.500%	8/15/26	3,410,000		3,149,589

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $5,789,215)					5,688,456

			SHARES
COMMON STOCKS - 1.0%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Bossier Casino Venture Holdco Inc.			68,957		640,611	*(c)

ENERGY - 0.8%
Energy Equipment & Services - 0.0%
Hercules Offshore Inc.			46,103		55,324	*

Oil, Gas & Consumable Fuels - 0.8%
Magnum Hunter Resources Corp.			182,611		2,100,026	*
MWO Holdings LLC			442		424,819	*(c)
Pacific Exploration and Production Corp.			5,166		201,896	*

Total Oil, Gas & Consumable Fuels					2,726,741

TOTAL ENERGY					2,782,065

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Physiotherapy Associates Holdings Inc. (Escrow)			13,300		158,403	*(c)

INDUSTRIALS - 0.0%
Road & Rail - 0.0%
Jack Cooper Enterprises Inc.			2,532		0	*(a)(c)(e)

MATERIALS - 0.0%
Metals & Mining - 0.0%
Mirabela Nickel Ltd.			2,742,654		0	*(c)(e)

TOTAL COMMON STOCKS (Cost - $7,467,900)					3,581,079

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	RATE		SHARES	VALUE
CONVERTIBLE PREFERRED STOCKS - 0.5%
HEALTH CARE - 0.5%
Pharmaceuticals - 0.5%
Allergan PLC (Cost - $2,219,682)	5.500%		2,708	$1,941,636

PREFERRED STOCKS - 0.5%
FINANCIALS - 0.5%
Consumer Finance - 0.5%
GMAC Capital Trust I (Cost - $1,714,352)	6.691%		76,500	1,923,975	(g)

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.0%
U.S. Dollar/Saudi Arabian Riyal, Call @ 3.84 SAR (Cost - $224,058)		1/17/17	10,470,000	5,067

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $360,549,081)				362,896,650

			SHARES
SHORT-TERM INVESTMENTS - 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $3,807,560)	0.284%		3,807,560	3,807,560

TOTAL INVESTMENTS - 98.5% (Cost - $364,356,641#)				366,704,210
Other Assets in Excess of Liabilities - 1.5%				5,553,227

TOTAL NET ASSETS - 100.0%				$372,257,437

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(d)	The coupon payment on these securities is currently in default as of November 30, 2016.

(e)	Value is less than $1.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(h)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
EUR	— Euro
OJSC	— Open Joint Stock Company
RUB	— Russian Ruble
SAR	— Saudi Arabian Riyal

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Yield Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on July 20, 2010 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide high income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in a portfolio of high-yield corporate fixed income securities with varying maturities. The Fund intends to liquidate on or about September 30, 2025 and distribute substantially all of its net assets to stockholders, after making appropriate provisions for any liabilities of the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Consumer Discretionary	—	$62,800,137	$1,134,159		$63,934,296
Energy	—	59,823,351	485,070		60,308,421
Industrials	—	32,567,369	684,192		33,251,561
Materials	—	33,657,703	0	*	33,657,703
Other Corporate Bonds & Notes	—	136,897,830	—		136,897,830
Collateralized Mortgage Obligations	—	1,355,973	—		1,355,973
Convertible Bonds & Notes	—	2,531,335	—		2,531,335
Senior Loans:
Consumer Discretionary	—	1,054,758	742,500		1,797,258
Energy	—	627,465	1,643,599		2,271,064
Utilities	—	—	1,079,965		1,079,965
Other Senior Loans	—	2,288,836	—		2,288,836
Sovereign Bonds	—	10,382,195	—		10,382,195
U.S. Government & Agency Obligations	—	5,688,456	—		5,688,456
Common Stocks:
Consumer Discretionary	—	—	640,611		640,611
Energy	$2,357,246	—	424,819		2,782,065
Health Care	—	—	158,403		158,403
Industrials	—	—	0	*	0	*
Materials	—	—	0	*	0	*
Convertible Preferred Stocks	1,941,636	—	—		1,941,636
Preferred Stocks	1,923,975	—	—		1,923,975
Purchased Options	—	5,067	—		5,067

Total Long-Term Investments	6,222,857	349,680,475	6,993,318		362,896,650

Short-Term Investments†	3,807,560	—	—		3,807,560

Total Investments	$10,030,417	$349,680,475	$6,993,318		$366,704,210

Other Financial Instruments:
Forward Foreign Currency Contracts	—	208,930	—		208,930

Total	$10,030,417	$349,889,405	$6,993,318		$366,913,140

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$99,807	—		$99,807

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BONDS AND NOTES
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	ENERGY	INDUSTRIALS	MATERIALS
Balance as of August 31, 2016	$1,094,983	$900,600	$684,192	$0	*
Accrued premiums/discounts	7,353	—	1,759	—
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)[1]	(7,353)	(415,530)	(1,759)	—
Purchases	39,176	—	—	—
Sales	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—

Balance as of November 30, 2016	$1,134,159	$485,070	$684,192	$0	*

Net change in unrealized appreciation (depreciation) for investments in securities still held at November 30, 2016[1]	$(7,353)	$(415,530)	$(1,759)	—

	SENIOR LOANS
INVESTMENTS IN SECURITIES (cont’d)	CONSUMER DISCRETIONARY	ENERGY	HEALTH CARE	UTILITIES
Balance as of August 31, 2016	$742,500	$1,609,374	$1,001,000	$1,238,711
Accrued premiums/discounts	128	2,263	338	2,014
Realized gain (loss)	—	(121,420)	—	(4,272)
Change in unrealized appreciation (depreciation)[1]	(128)	522,939	17,628	(5,035)
Purchases	—	1,040,321	—	—
Sales	—	(1,409,878)	—	(151,453)
Transfers into Level 3	—			—
Transfers out of Level 3[2]	—	—	(1,018,966)	—

Balance as of November 30, 2016	$742,500	$1,643,599	—	$1,079,965

Net change in unrealized appreciation (depreciation) for investments in securities still held at November 30, 2016[1]	$(128)	$522,939	—	$(5,035)

	COMMON STOCKS
INVESTMENTS IN SECURITIES (cont’d)	CONSUMER DISCRETIONARY	ENERGY	HEALTH CARE	INDUSTRIALS		MATERIALS		TOTAL
Balance as of August 31, 2016	$624,750	$442,757	$165,585	$0	*	$0	*	$8,504,452
Accrued premiums/discounts	—	—	—	—		—		13,855
Realized gain (loss)	—	—	—	—		—		(125,692)
Change in unrealized appreciation (depreciation)[1]	15,861	(17,938)	(7,182)	—		—		101,503
Purchases	—	—	—	—		—		1,079,497
Sales	—	—	—	—		—		(1,561,331)
Transfers into Level 3	—	—	—	—		—		—
Transfers out of Level 3[2]	—	—	—	—		—		(1,018,966)

Balance as of November 31, 2016	$640,611	$424,819	$158,403	$0	*	$0	*	$6,993,318

Net change in unrealized appreciation (depreciation) for investments in securities still held at November 30, 2016[1]	$15,861	$(17,938)	$(7,182)	—		—		$83,875

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Investments

At November 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$26,027,110
Gross unrealized depreciation	(23,679,541)

Net unrealized appreciation	$2,347,569

Notes to Schedule of Investments (unaudited) (continued)

At November 30, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	300,000	USD	332,322	Citibank N.A.	1/20/17	$(13,526)
USD	2,407,680	EUR	2,145,079	Citibank N.A.	1/20/17	128,202
EUR	1,610,410	USD	1,790,164	Citibank N.A.	2/13/17	(76,908)
GBP	300,000	USD	371,886	Citibank N.A.	2/13/17	4,199
USD	401,764	GBP	321,689	Citibank N.A.	2/13/17	(1,512)
USD	1,645,648	EUR	1,474,925	UBS AG	2/13/17	76,529
USD	524,317	GBP	424,514	UBS AG	2/13/17	(7,861)

Total						$109,123

Abbreviations used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Yield Defined Opportunity Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 20, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 20, 2017